Significant Accounting Policies (Details) (Common stock)	0 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Common stock
Unaudited pro forma information
Shares issued on automatic conversion of redeemable convertible preferred stock	21,038,477	21,038,477